Share-based Compensation - 2019 Incentive Plan (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2019 $ / shares shares	Sep. 30, 2019 CNY (¥) shares	Dec. 31, 2025 CNY (¥) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Jun. 30, 2021 shares
2019 incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized under the plan (in shares)	137,186,000	137,186,000
Incremental compensation cost | ¥		¥ 0
Assumptions
Expected volatility						53.87%		53.06%
Contractual term (in year)						10 years		10 years
Risk-free interest rate						4.22%		3.77%
Number of shares
Beginning balance				75,775,138		89,155,596		94,028,978
Granted during the year						84,256		875,004
Exercised during the year				(1,519,000)		(10,243,525)		(674,082)
Forfeited during the year				(437,500)		(3,221,189)		(5,074,304)
Ending balance				73,818,638		75,775,138		89,155,596	94,028,978
Exercisable at the end			73,486,232	73,486,232						73,486,232
Weighted average exercise price US$/Share
Outstanding at beginning of period | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001
Granted during the year | $ / shares			0.0001		0.0001		0.0001
Exercised during the year | $ / shares			0.0001		0.0001		0.0001
Forfeited during the year | $ / shares			0.0001		0.0001		0.0001
Outstanding at end of period | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Aggregate intrinsic value
Aggregate intrinsic value US$ | $					$ 477,368		$ 1,997,085		$ 3,881,516	$ 702,739
Weighted average remaining contractual years
Weighted average remaining contractual years				4 years 7 months 13 days		5 years 7 months 13 days		6 years 7 months 13 days	7 years 6 months 10 days
Weighted average grant date fair value of share options | ¥ / shares				¥ 0		¥ 0.11		¥ 0.27
Share based compensation expense | ¥				¥ 10		¥ 180		¥ 4,670
Unrecognized share-based compensation expenses | ¥			$ 40	¥ 40
Unrecognized share-based compensation expenses, recognition period				7 months 17 days
2019 incentive plan | Class A ordinary shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized under the plan (in shares)			19,177,979	19,177,979						19,177,979
2014 and 2016 incentive plan
Number of shares
Forfeited during the year		(91,548,120)
Updated incentive plan 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized under the plan (in shares)											162,186,000
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)				4 years
Expiration period (in years)				10 years
Replacement share options | 2019 incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of replaced share options				0		0		0
Certain directors and senior management | 2019 incentive plan
Number of shares
Granted during the year				0		84,256		875,004